Nature of Business and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Nature of Business and Summary of Significant Accounting Policies
Nature of Business and Summary of Significant Accounting Policies

Note 1 - Nature of Business and Summary of Significant Accounting Policies

West Suburban Bancorp, Inc. (“West Suburban”) through the branch network of its subsidiary, West Suburban Bank (the “Bank” and, together with West Suburban, the “Company”), operates 36 full-service branches, six limited-service branches and four departments providing insurance, financial and other services for the convenience of the customers of the Bank throughout DuPage, Kane, Kendall and Will Counties in Illinois. Customers in these areas are the primary consumers of the Company’s loan and deposit products and services. Although borrower cash flow is expected to be the primary source of repayment, the Company’s loans are generally secured by various forms of collateral or security, including real estate, business assets, consumer goods, personal guarantees and other items.

Operating Segments

While the Company’s senior management monitors the revenue streams derived from various individual and groups of products and services, operations are managed and financial performance is evaluated on a company-wide basis. Accordingly, all of the Company’s operations are considered by management to be aggregated in one reportable operating segment. Discrete financial information is not available other than on a company-wide basis.

Principles of Consolidation

The consolidated financial statements include the accounts of West Suburban and the Bank. Significant intercompany accounts and transactions have been eliminated.

Use of Estimates

To prepare financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions, which are subject to change, based on available information. These estimates and assumptions affect the amounts reported in the financial statements and the disclosures provided, and future results could differ. The allowance for loan losses, fair values of financial instruments, fair value of common stock in ESOP subject to contingent repurchase obligation and carrying values of other real estate owned are particularly subject to change.

Securities

Debt and marketable equity securities are classified into two categories: “available for sale” and “held to maturity.” Available for sale securities are carried at fair value with net unrealized gains and losses (net of deferred tax) reported in accumulated other comprehensive income (loss) as a separate component of shareholders’ equity. Held to maturity securities are carried at amortized cost as the Company has both the ability and positive intent to hold them to maturity. Other securities such as Federal Home Loan Bank stock are carried at cost. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses on sales are recorded on the trade date and determined using the specific identification method. The Company does not engage in trading activities.

Management evaluates securities for other-than-temporary impairment (“OTTI”) on at least a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. For securities in an unrealized loss position, management considers the extent and duration of the unrealized loss, whether the market decline was affected by macroeconomic conditions, and the financial condition and near-term prospects of the issuer. Management also assesses whether it intends to sell, or it is more likely than not that it will be required to sell, a security in an unrealized loss position before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the entire difference between amortized cost and fair value is recognized as impairment through earnings. For debt securities that do not meet the aforementioned criteria, the amount of impairment is split into two components as follows: (1) OTTI related to credit loss, which must be recognized in the income statement, and (2) OTTI related to other factors, which is recognized in other comprehensive income. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Loans and Allowance for Loan Losses

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs and an allowance for loan losses. Interest income is accrued on the unpaid balance of the Company’s loans and includes amortization of net deferred loan fees and costs over the loan term. Loan origination fees, net of certain direct origination costs, are deferred and recognized in interest income using the level-yield method without anticipating prepayments. Accrual of interest is generally discontinued on loans 90 days past due, or on an earlier date, if management believes, after considering economic and business conditions and collection efforts, that the borrower’s financial condition is such that collection of principal or interest is doubtful. In some circumstances, a loan more than 90 days past due may continue to accrue interest if it is fully secured and in the process of collection. When a loan is classified as nonaccrual, interest previously accrued but not collected is charged back to interest income. When payments are received on nonaccrual loans they are first applied to principal, then to interest income and finally to expenses incurred for collection.

The allowance for loan losses is a valuation allowance for probable incurred credit losses in the loan portfolio. The allowance is increased by a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan has been established. Subsequent recoveries, if any, are credited to the allowance. The allowance consists of specific and general components. The specific component relates to specific loans that are individually classified as impaired. The allowance for loan losses is evaluated monthly based on management’s periodic review of loan collectibility in light of historical loan loss experience, the nature and volume of the loan portfolio, information about specific borrower situations and estimated collateral values and prevailing economic conditions. Although allocations of the allowance may be made for specific loans, the entire allowance is available for any loan that, in management’s judgment, should be charged-off. Management’s evaluation of loan collectibility is inherently subjective as it requires estimates that are subject to significant revision as more information becomes available or as relevant circumstances change.

The Company evaluates commercial, commercial real estate, construction and development and residential real estate (mortgage and home equity) loans monthly for impairment. A loan is considered impaired when, based on current information and events, full payment under the loan terms is not expected. Loans for which the terms have been modified and for which the borrower is experiencing financial difficulties are considered troubled debt restructurings (“TDRs”) and classified as impaired. Impairment is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the loan’s collateral, if repayment of the loan is collateral dependent. A valuation allowance is maintained for the amount of impairment. Generally, loans 90 days or more past due and loans classified as nonaccrual status are considered for impairment. Impairment is considered on an entire category basis for smaller-balance loans of similar nature such as residential real estate and consumer loans, and on an individual basis for other loans. In general, consumer and credit card loans are charged-off no later than 120 days after a consumer or credit card loan becomes past due.

The general component covers pools of other loans not classified as impaired and is based on historical loss experience adjusted for current factors. The historical loss experience is determined by portfolio segment and is based on a rolling one year net charge-off history. This actual loss experience is supplemented with other economic factors based on the risks present for each portfolio segment. These factors include consideration of the following: levels and trends in past dues; trends in charge-offs and recoveries; trends in volume and terms of loans; effects of collateral deterioration; other changes in lending policies, procedures and practices; experience, ability and depth of lending management and other relevant staff; national and local economic trends; and trends in impaired loans including impaired loans, without specific allowance for loan losses. The following portfolio segments have been identified: commercial, residential, commercial real estate, construction and development and consumer and other loans.

Commercial loans are made based primarily on the identified cash flow of the borrower and secondarily on the underlying collateral provided by the borrower. Most often, this collateral is accounts receivable, inventory, equipment or real estate. Repayment is primarily dependent upon the borrower’s ability to service the debt based upon the cash flows generated from the underlying business. Secondary support involves liquidation of the pledged collateral and enforcement of a personal guarantee, if a guarantee is obtained.

Residential real estate (mortgage and home equity) lending consists primarily of loans secured by first or second mortgages on primary residences. The loans are collateralized by owner-occupied properties located in the Company’s market area. Mortgage title insurance is normally required on first mortgages and second mortgages $100,000 and greater. Hazard insurance is normally required on first and second mortgages.

Commercial real estate lending typically involves higher loan principal amounts, and the repayment of the loans generally is dependent, in large part, on sufficient income from the properties securing the loans to cover operating expenses and debt service. Economic events or governmental regulations outside of the control of the borrower or the Company may negatively impact the future cash flow and market values of the affected properties.

Construction and development lending involves additional risks because funds are advanced based upon values associated with the completed project, which are uncertain. Because of the uncertainties inherent in evaluating the construction cost estimates that the Company receives from its customers and other third parties, as well as the market value of the completed project and the effects of governmental regulation of real property, it is relatively difficult to evaluate accurately the total funds required to complete a project and the related loan-to-value ratio. As a result, construction and development loans often involve the disbursement of substantial funds with repayment dependent, in part, on the success of the ultimate project and the ability of the borrower to sell or lease the property, rather than the ability of the borrower or guarantor to repay principal and interest.

The Company’s consumer and other loans are primarily made up of credit card lines, indirect dealer loans and installment loans. Credit card lines present inherent risk due to the unsecured nature of the product. The indirect dealer and installment loan portfolios represent a relatively small portion of the Company’s loan portfolio and are primarily secured by automobiles.

Loans Held for Sale

Loans are identified as either held for investment or held for sale upon origination. Loans held for sale are recorded at the lower of amortized cost or fair value, as determined by outside commitments from investors. Unrealized losses, if any, are recognized on a current basis by charges to earnings. Mortgage loans held for sale have historically been sold with servicing released.

Bank-Owned Life Insurance (“BOLI”)

The Company has purchased life insurance policies on certain officers and directors. BOLI is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Premises and Equipment

Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation. Depreciation is generally computed on the straight-line method over the estimated useful lives of the assets ranging from eight to 50 years for premises and from three to 15 years for furniture and equipment.

Other Real Estate Owned

Other real estate owned includes properties acquired in partial or total settlement of problem loans. Assets acquired through or instead of loan foreclosure are initially recorded at fair value less anticipated costs to sell when acquired, establishing a new basis. If fair value declines subsequent to acquisition, a valuation allowance is recorded through expense. Operating costs after acquisition are expensed as incurred.

Long-term Assets

Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Loan Commitments and Related Financial Instruments

Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are issued.

Discontinued Operations

On December 4, 2009, the Company sold its group. The operating results related to the prepaid solutions group have been reflected as discontinued operations for 2009.

Income Taxes

Income tax expense is the total of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company recognizes interest and/or penalties related to income tax matters in income tax expense. During 2011, the Company did not record any interest or penalties related to income tax matters in income tax expense.

401(k) Profit Sharing Plan, ESOP and Other Retirement Plans

The West Suburban Bank 401(k) Profit Sharing Plan was established to assist the Company in recruiting and retaining its personnel. Participation in the plan is subject to certain age and service requirements. Although the Company currently intends to match a percentage of the contributions that each employee voluntarily makes to the plan, all contributions by the Company are discretionary and subject to review by the Board of Directors from time to time. The plan is also intended to enable long time employees of the Company that also participate in the ESOP to diversify their retirement savings.

The Bank also maintains an ESOP, which is a noncontributory tax qualified retirement plan that covers employees who have satisfied specific service requirements. Subject to review by the Board of Directors, the Bank may make contributions to the ESOP for the benefit of the participants from time to time. Dividends declared on common stock owned by the ESOP are charged against retained earnings. Dividends paid on ESOP shares are passed through to participants. Earned and allocated ESOP shares are voted by the respective participants. The appraised fair market value of all earned and allocated ESOP shares is reclassified from shareholders’ equity because participants may request that the Company, when the Company is legally permitted, purchase their ESOP shares upon termination of their employment.

The Company has a postretirement heathcare plan covering certain executives. Postretirement benefit costs are net of service and interest costs and amortization of gains and losses not immediately recognized.

The Company has deferred compensation arrangements with certain former and current executive officers and directors. Deferred compensation expense allocates the benefits over years of service.

Earnings Per Share

Earnings per share is calculated on the basis of the daily weighted average number of shares outstanding. ESOP shares are considered outstanding for this calculation.

Cash Flows

For purposes of reporting cash flows, cash and cash equivalents include cash and due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Net cash flows are reported for customer loan, deposit, federal funds purchased and prepaid solutions card transactions.

Comprehensive Income

Comprehensive income includes net income and other comprehensive income. The Company’s other comprehensive income consists of the change in unrealized gains and losses on available for sale securities and change in postretirement obligations, net of reclassification adjustments and deferred tax effects.

Legal Proceedings

Legal proceedings, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated.

Restrictions on Cash

Cash on hand or on deposit with the Federal Reserve Bank of $11,559 and $10,225 was required to meet regulatory reserve and clearing requirements at year-end 2011 and 2010, respectively.

Dividend Restrictions

Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to West Suburban or by West Suburban to shareholders. (See Note 12 in the Consolidated Financial Statements for more specific disclosure.)

Fair Value of Financial Instruments

Fair value of financial instruments are estimated using relevant market information and other assumptions. (See Note 10 in the Consolidated Financial Statements for more specific disclosure.) Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassifications

Certain reclassifications have been made in prior years’ financial statements to conform to the current year’s presentation.

Adopted Accounting Guidance

In April 2011, the Financial Accounting Standards Board (“FASB”) issued the ASU, “Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring.” This ASU amended Topic 310 and provides additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The amendments in this update were effective for the first interim or annual period beginning on or after June 15, 2011 and were applied retrospectively to the beginning of the annual period of adoption. The new guidance requires creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDRs. For purposes of measuring impairment of these receivables, an entity should apply the amendments prospectively for the first interim or annual period beginning on or after June 15, 2011. Adoption of this accounting standard update did not have a material impact on our financial condition, results of operations or financial statement disclosures.

Issued But Not Yet Effective Accounting Guidance

In June 2011, the FASB amended existing guidance and eliminated the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. The amendment requires that comprehensive income be presented in either a single continuous statement or in two separate consecutive statements. Early adoption is permitted. The adoption of this amendment will change the presentation of the components of comprehensive income for the Company as part of the consolidated statement of shareholders’ equity.